UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: June 30, 2002

If amended report check here:      [_]                    Amendment Number: ____

This Amendment (Check only one):   [_] is a restatement.
                                   [_] adds new holding
                                       entries.

Institutional Investment Manager Filing this Report:

Name:    Van Eck Associates Corporation
         99 Park Avenue, 8th Floor
         New York, NY  10016

13F File Number: 28-2763

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Alex Bogaenko
Title:   Controller
Phone:   (212) 293-2052

Signature, Place, and Date of Signing:
  /s/ Alex Bogaenko           New York, NY           August 6, 2002
      [Signature]             [City, State]              [Date]

     Report Type: (Check only one):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

     [_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

     [_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.

     1.   None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  126

Form 13F Information Table Value Total:  $296,613
                                         (thousands)

List of Other Included Managers:

None

SEC FORM 13F               REPORTING MANAGER: VAN ECK ASSOCIATES CORP                         6/30/2002            SEC USE ONLY
------------------------------------------------------------------------------------------------------------------------------------
              ITEM 1:                 ITEM 2:      ITEM 3:  ITEM 4:   ITEM 5:   ITEM 6:                 ITEM 7:       ITEM 8:
                                                                                                                VOTING AUTHORITY
                                                                                INVESTMENT DISCRETION                [SHARES]
                                                                               -----------------------          --------------------
                                                                                     (b) SHARED-
                                                             FAIR                     AS DEFINED       MANAGERS
                                                            MARKET   SHARES OR            IN      (c)    SEE
                                                  CUSIP      VALUE  PRINCIPAL           INSTR.  SHARED  INSTR.  (a)     (b)     (c)
NAME OF ISSUER                  TITLE OF CLASS      #       $(000)    AMOUNT   (a)SOLE    V     OTHER     V     SOLE   SHARED- NONE
-----------------------------------------------------------------------------------------------------------------------------------
AGNICO EAGLE MINE                     COMMON     008474108   12,961    889,600     X                          889,600
AK STEEL HOLDING                      COMMON     001547108   2,960     231,064     X                          231,064
ALCOA, INC.                           COMMON     013817101   4,154     125,320     X                          125,320
AMB PROPERTY CORPORATION              COMMON     00163T109   2,418      78,000     X                           78,000
AMERADA HESS CORPORATION              COMMON     023551104   1,856      22,500     X                           22,500
AMERICAN INTERNATIONAL GROUP, INC.    COMMON     026874107    273       4,000      X                            4,000
ANADARKO PETROLEUM CORPORATION        COMMON     032511107    690       14,000     X                           14,000
ANGLOGOLD LTD.                    SPONSORED ADR  035128206   7,940     304,467     X                          304,467
--------------                    -------------  ---------   -----     -------     -                          -------
APPLIED MATERIALS, INC.               COMMON     038222105     65       3,400      X                            3,400
ARCHSTONE-SMITH TRUST                 COMMON     039583109    534       20,000     X                           20,000
ASA  LTD.                             COMMON     002050102   6,439     210,000     X                          210,000
ASTROPOWER, INC.                      COMMON     04644A101    424       21,600     X                           21,600
BANK OF NEW YORK, INC.                COMMON     064057102    186       5,500      X                            5,500
BARRICK GOLD CORPORATION              COMMON     067901108   10,990    578,737     X                          578,737
BEMA GOLD CORPORATION                 COMMON     08135F107   1,237     909,300     X                          909,300
BOISE CASCADE CORPORATION             COMMON     097383103   1,454      42,100     X                           42,100
BOSTON PROPERTIES, INC.               COMMON     101121101   1,438      36,000     X                           36,000
Buenaventura ADR's                SPONSORED ADR  204448104   6,305     246,300     X                          246,300
BUNGE, LIMITED                        COMMON     G16962105   2,110     100,000     X                          100,000
CAMDEN PROPERTY TRUST               SH BEN INT   133131102    185       5,000      X                            5,000
CARRAMERICA REALITY CORPORATION       COMMON     144418100    216       7,000      X                            7,000
CENTRAL FUND CANADA CL A               CL A      153501101   8,020    1,878,300    X                        1,878,300
CHEVRONTEXACO CORPORATION             COMMON     166764100   4,691      53,000     X                           53,000
CISCO SYSTEMS, INC.                   COMMON     17275R102     84       6,000      X                            6,000
CITIGROUP, INC.                       COMMON     172967101    194       5,000      X                            5,000
CLEAR CHANNEL COMMUNICATIONS          COMMON     184502102    192       6,000      X                            6,000
COSTCO WHOLESALE CORPORATION          COMMON     22160K105    193       5,000      X                            5,000
CRESCENT REAL ESTATE                  COMMON     225756105   1,365      73,000     X                           73,000
CRYSTALLEX                            COMMON     22942F101    614      343,000     X                          343,000
DANA CORPORATION                      COMMON     235811106   1,186      64,000     X                           64,000
DELPHI AUTOMOTIVE SYSTEM CORPORATION  COMMON     247126105   1,007      76,300     X                           76,300
DEVON ENERGY CORPORATION              COMMON     25179M103   3,499      71,000     X                           71,000
DOMINION RESOURSES, INC.              COMMON     25746U109   4,045      61,100     X                           61,100
DUKE POWER CORPORATION                COMMON     264399106   3,234     104,000     X                          104,000
DUKE REALTY CORPORATION               COMMON     264411505     72       2,500      X                            2,500
DURBAN ROODEPORT DEEP, LTD.       SPONSORED ADR  266597301   4,741    1,115,624    X                        1,115,624
ECHO BAY MINES, LTD.                  COMMON     278751102   1,495    1,300,000    X                        1,300,000
EQUITY OFFICE PROPERTIES              COMMON     294741103   3,812     126,639     X                          126,639
EQUITY RESIDENTIAL PROPERTIES TRUST SH BEN INT   29476L107    920       32,000     X                           32,000
EXXON MOBIL CORPORATION               COMMON     30231G102    728       17,800     X                           17,800
FEDERAL NATIONAL                      COMMON     313586109    295       4,000      X                            4,000
FLEXTRONICS INTERNATIONAL, LTD.        ORD       Y2573F102     50       7,000      X                            7,000

SEC FORM 13F               REPORTING MANAGER: VAN ECK ASSOCIATES CORP                         6/30/2002            SEC USE ONLY
------------------------------------------------------------------------------------------------------------------------------------
              ITEM 1:                 ITEM 2:      ITEM 3:  ITEM 4:   ITEM 5:   ITEM 6:                 ITEM 7:       ITEM 8:
                                                                                                                VOTING AUTHORITY
                                                                                INVESTMENT DISCRETION                [SHARES]
                                                                               -----------------------          --------------------
                                                                                     (b) SHARED-
                                                             FAIR                     AS DEFINED       MANAGERS
                                                            MARKET   SHARES OR            IN      (c)    SEE
                                                  CUSIP      VALUE  PRINCIPAL           INSTR.  SHARED  INSTR.  (a)     (b)     (c)
NAME OF ISSUER                  TITLE OF CLASS      #       $(000)    AMOUNT   (a)SOLE    V     OTHER     V     SOLE   SHARED- NONE
-----------------------------------------------------------------------------------------------------------------------------------
GENENTECH, INC.                       COMMON      368710406     74       2,200     X                            2,200
GENERAL CABLE CORPORATION             COMMON      369300108    275       43,650    X                           43,650
GENERAL ELECTRIC                      COMMON      369604103    116       4,000     X                            4,000
GENERAL GROWTH PROPERTIES, INC.       COMMON      370021107    204       4,000     X                            4,000
GEORGIA PACIFIC CORPORATION           COMMON      373298108   1,438      58,500    X                           58,500
GLAMIS GOLD, LTD.                     COMMON      376775102   12,425   1,413,500   X                        1,413,500
GLOBAL SANTAFE COMPANY                 CALL       G3930E101   3,337     122,000    X                          122,000
GOLD FIELDS, LTD.                 SPONSORED ADR   38059T106   29,986   2,672,562   X                        2,672,562
GOLDCORP, INC.                        COMMON      380956409   12,981   1,304,600   X                        1,304,600
GOLDEN CYCLE GOLD CORPORATION         COMMON      380894105    651       50,000    X                           50,000
HARMONY GOLD MINING               SPONSORED ADR   413216300   17,347   1,282,138   X                        1,282,138
HECLA MINING                          COMMON      422704106   3,893     830,000    X                          830,000
HILTON HOTELS CORPORATION             COMMON      432848109    624       44,900    X                           44,900
HOME DEPOT, INC.                      COMMON      437076102    129       3,500     X                            3,500
HONEYWELL INTERNATIONAL, INC.         COMMON      438516106    229       6,500     X                            6,500
HOST MARRIOTT CORPORATION             COMMON      44107P104   1,050      92,900    X                           92,900
INCO, LTD.                            COMMON      453258402   3,068     135,500    X                          135,500
INTEL CORPORATION                     COMMON      458140100    155       8,500     X                            8,500
INTERNATIONAL BUSINESS MASHINES       COMMON      459200101    144       2,000     X                            2,000
INTERNATIONAL PAPER COMPANY           COMMON      460146103    479       11,000    X                           11,000
iSTAR FINANTIAL, INC.                 COMMON      45031U101    214       7,500     X                            7,500
JOHNSON & JOHNSON                     COMMON      478160104    125       2,400     X                            2,400
KIMCO REALTY CORPORATION              COMMON      49446R109    100       3,000     X                            3,000
KRAFT                                  CL A       50075N104    152       3,700     X                            3,700
LA QUINTA PROPERTIES, INC.          PAIRED CTF    50419U202   1,533     211,400    X                          211,400
LIBERTY PROPERTY TRUST              SH BEN INT    531172104    525       15,000    X                           15,000
LILLY (ELI) & CO.                     COMMON      532457108    169       3,000     X                            3,000
LTC PROPERTIES, INC.                  COMMON      502175102    266       31,250    X                           31,250
MACERICH COMPANY                      COMMON      554382101    248       8,000     X                            8,000
MARSH & MCLENNAN                      COMMON      571748102    290       3,000     X                            3,000
MATTEL, INC.                          COMMON      577081102    129       6,100     X                            6,100
MEDTRONIC, INC.                       COMMON      585055106    171       4,000     X                            4,000
MERCURY INTERACTIVE CORPORATION       COMMON      589405109    131       5,700     X                            5,700
MICROSOFT CORPORATION                 COMMON      594918104    244       4,500     X                            4,500
MURPHY OIL CORPORATION                COMMON      626717102   3,548      43,000    X                           43,000
NATIONAL HEATH INVESTORS, INC.        COMMON      63633D104    160       10,000    X                           10,000
NEWFIELD EXPLORATION COMPANY          COMMON      651290108   1,463      39,360    X                           39,360
NEWHALL LAND & FARMING COMPANY    DEPOSITARY REC  651426108    288       9,000     X                            9,000
NEWMONT MINING CORPORATION            COMMON      651639106   25,350    962,782    X                          962,782
NOBLE CORPORATION                      SHS        G65422100   3,196      82,800    X                           82,800
NUCOR CORPORATION                     COMMON      670346105   3,519      54,100    X                           54,100
OCCIDENTAL PETROLEUM                  COMMON      674599105   4,199     140,000    X                          140,000
OCEAN ENERGY, INC.                    COMMON      67481E106   3,749     173,000    X                          173,000
PEPSICO, INC.                         COMMON      713448108    154       3,200     X                            3,200
PFIZER, INC.                          COMMON      717081103    168       4,800     X                            4,800
PHILIP MORRIS COM                     COMMON      718154107    188       4,300     X                            4,300
PHILLIPS PETROLEUM                    COMMON      718507106   3,533      60,000    X                           60,000
PIEDMONT MINING CORPORATION           COMMON      720172105     30      740,000    X                          740,000
PLACER DOME, INC.                     COMMON      725906101   10,233    912,875    X                          912,875
PLUM CREEK TIMBER                     COMMON      729251108    414       13,500    X                           13,500

SEC FORM 13F               REPORTING MANAGER: VAN ECK ASSOCIATES CORP                         6/30/2002            SEC USE ONLY
------------------------------------------------------------------------------------------------------------------------------------
              ITEM 1:                 ITEM 2:      ITEM 3:  ITEM 4:   ITEM 5:   ITEM 6:                 ITEM 7:       ITEM 8:
                                                                                                                VOTING AUTHORITY
                                                                                INVESTMENT DISCRETION                [SHARES]
                                                                               -----------------------          --------------------
                                                                                     (b) SHARED-
                                                             FAIR                     AS DEFINED       MANAGERS
                                                            MARKET   SHARES OR            IN      (c)    SEE
                                                  CUSIP      VALUE  PRINCIPAL           INSTR.  SHARED  INSTR.  (a)     (b)     (c)
NAME OF ISSUER                  TITLE OF CLASS      #       $(000)    AMOUNT   (a)SOLE    V     OTHER     V     SOLE   SHARED- NONE
-----------------------------------------------------------------------------------------------------------------------------------
PROLOGIS                            SH BEN INT   743410102    130       5,000      X                            5,000
PUBLIC STORAGE, INC.                  COMMON     74460D109   4,823      13,000     X                           13,000
Pulte Homes, Inc.                     COMMON     745867101    115       2,000      X                            2,000
RAYTHEON COMPANY                      COMMON     755111507    379       9,300      X                            9,300
Remington Oil & Gas Corporation       COMMON     759594302   1,315      66,000     X                           66,000
ROYAL GOLD,INC.                       COMMON     780287108   1,243      89,100     X                           89,100
SBC COMMUNICATION, INC.               COMMON     78387G103     67       2,200      X                            2,200
SCHLUMBERGER, LTD.                    COMMON     806857108    512       11,000     X                           11,000
SEALED AIR CORPORATION                COMMON     81211K100   2,388      59,300     X                           59,300
Shurgard Storage Centers, Inc.        COMMON     82567D104    243       7,000      X                            7,000
SIMON PROPERTY GROUP, INC.            COMMON     828806109    368       10,000     X                           10,000
SL GREEN REALITY CORPORATION          COMMON     78440X101    321       9,000      X                            9,000
SMITH INTERNATIONAL, INC.             COMMON     832110100   3,341      49,000     X                           49,000
SOVRAN SELF STORAGE, INC.             COMMON     84610H108     68       2,000      X                            2,000
STARWOOD HOTELS & RESORTS           PAIRED CTF   85590A203   2,796      85,000     X                           85,000
SUNCOR ENERGY, INC.                   COMMON     867229106   1,954     110,000     X                          110,000
SYSCO CORPORATION                     COMMON     871829107    122       4,500      X                            4,500
TAIWAN SEMICONDUCTOR              SPONSORED ADR  874039100     60       4,620      X                            4,620
TAUBMAN CENTERS                       COMMON     876664103    198       13,000     X                           13,000
TESORO PETROLIUM CORPORATION          COMMON     881609101    899      116,000     X                          116,000
TOTAL S.A. *ADR                   SPONSORED ADR  89151E109    599       7,400      X                            7,400
TRANSOCEAN SEDCO FOREX, INC.           ORD       G90078109   1,184      38,000     X                           38,000
TRIZEC PROPERTIES                     COMMON     89687P107    337       20,000     X                           20,000
TVX GOLD, INC.                        COMMON     87308K200   10,088   7,152,000    X                        7,152,000
UNITED DOMINION REALTY                COMMON     910197102    299       19,000     X                           19,000
UNITED TECHNOLOGIES CORPORATION       COMMON     913017109    224       3,300      X                            3,300
URSTADT BIDDLE PROPERTIES              CL A      917286205    114       10,000     X                           10,000
US BANCORP                            COMMON     902973304    117       5,000      X                            5,000
US Restaurant                          CL A      902971100    199       12,000     X                           12,000
VIACOM, INC.                           CL B      925524308    284       6,400      X                            6,400
VORNADO REALTY TRUST                SH BEN INT   929042109   2,093      45,300     X                           45,300
WEYERHAEUSER CO.                      COMMON     962166104   1,200      18,800     X                           18,800
WYETH                                 COMMON     983024100    128       2,500      X                            2,500
WYNDHAM INTERNATIONAL, INC.            CL A      983101106     41       35,000     X                           35,000
------------------------------------------------------------------------------------------------------------------------------------
                                                          296,613.13  28,900,088                           28,900,088
                                                          ==========  ==========                           ==========